Audit Information	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auditor [Line Items]
Auditor Name	EY S.p.A.
Auditor Firm ID	1521
Auditor Location	Turin, Italy
Mazars
Auditor [Line Items]
Auditor Name		MAZARS
Auditor Firm ID		1334
Auditor Location		Paris La Défense
Ernst & Young Et Autres
Auditor [Line Items]
Auditor Name		ERNST & YOUNG et Autres
Auditor Firm ID		1704
Auditor Location		Paris La Défense